Supplement to the Current Statement of Additional Information



---------------------------------------------------------------------------------------------------
John Hancock Bond Fund                        John Hancock Classic Value Fund
---------------------------------------------------------------------------------------------------
John Hancock Core Equity Fund                 John Hancock Large Cap Select Fund
---------------------------------------------------------------------------------------------------
John Hancock U.S. Global Leaders              John Hancock Growth Trends Fund
 Growth Fund
---------------------------------------------------------------------------------------------------
John Hancock High Income Fund                 John Hancock Balanced Fund
---------------------------------------------------------------------------------------------------
John Hancock Health Sciences Fund             John Hancock Large Cap Equity Fund
---------------------------------------------------------------------------------------------------
John Hancock Sovereign Investors Fund         John Hancock Strategic Income Fund
---------------------------------------------------------------------------------------------------
John Hancock Financial Industries Fund        John Hancock Regional Bank Fund
---------------------------------------------------------------------------------------------------
John Hancock Small Cap Equity Fund            John Hancock Mid Cap Growth Fund
---------------------------------------------------------------------------------------------------
John Hancock Large Cap Growth Fund            John Hancock Focused Equity Fund
---------------------------------------------------------------------------------------------------
John Hancock Money Market Fund                John Hancock Multi Cap Growth Fund
---------------------------------------------------------------------------------------------------
John Hancock Real Estate Fund                 John Hancock Small Cap Growth Fund
---------------------------------------------------------------------------------------------------
John Hancock Biotechnology Fund               John Hancock Technology Fund
---------------------------------------------------------------------------------------------------
John Hancock High Yield Bond Fund             John Hancock Government Income Fund
---------------------------------------------------------------------------------------------------
                                              John Hancock Investment Grade Bond Fund
---------------------------------------------------------------------------------------------------


"INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES"

In the "Without Sales Charges" section, the last bullet point under the heading "Class C shares may be offered without a front and sales charge to": has been deleted and replaced with the following:


   o An investor who buys through a Merrill Lynch omnibus account, or Edward Jones, UBS Financial Securities LLC, Quick & Reilly, Inc., Raymond James Financial Services or Raymond James & Associates. As of January 1, 2004, Wedbush Morgan Securities, Inc., Stifel Nicolaus & Company Incorporated, Wachovia Securities LLC, Wachovia Securities Financial Network LLC, RBC Dain Rauscher, Legg Mason Wood Walker, Inc., LPL Financial Services, and First Clearing LLC will also offer Class C shares without front-end sales charges. However, a CDSC may apply if the shares are sold within 12 months of purchase.



12/23/03

                Supplement to the John Hancock Money Market Fund
                         Prospectus dated August 1, 2003

Under "HOW SALES CHARGES ARE CALCULATED", the paragraph under "Waivers for certain investors" on page 9 has been deleted and replaced with the following:

Class C shares may be offered without front-end sales charges to various individuals and institutions when purchased through a Merrill Lynch omnibus account, or Edward Jones, UBS Financial Securities LLC, Quick & Reilly, Inc., Raymond James Financial Services or Raymond James & Associates. As of January 1, 2004, Wedbush Morgan Securities, Inc., Stifel Nicolaus & Company Incorporated, Wachovia Securities LLC, Wachovia Securities Financial Network LLC, RBC Dain
Rauscher, Legg Mason Wood Walker, Inc., LPL Financial Services, and First Clearing LLC will also offer Class C shares without front-end sales charges. However, a CDSC may apply if the shares are sold within 12 months of purchase.




December 23, 2003